Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	€ 136.7	€ 227.1	€ 192.7
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	16.1	3.7	(26.7)
Taxation (charge)/credit on remeasurement of defined benefit pension plans	(4.9)	(1.1)	6.3
Items not reclassified to the Consolidated Statement of Profit or Loss	11.2	2.6	(20.4)
Exchange differences on translation of foreign operations	(32.9)	34.3	11.7
Cash flow hedges	(10.4)	5.5	(58.7)
Taxation credit/(charge) relating to components of other comprehensive income/(loss)	1.6	(5.2)	18.5
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	(41.7)	34.6	(28.5)
Other comprehensive (loss)/income for the period, net of tax	(30.5)	37.2	(48.9)
Comprehensive income	€ 106.2	€ 264.3	€ 143.8